NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Basis of Consolidation

Note 1 - Organization

Stewards, Inc. (“the Company”) was incorporated as Beeston Enterprises Ltd. on July 12, 1999 under the laws of the State of Nevada. On September 2, 2020, the Company changed its name to FAVO Capital, Inc., which was the effective date approved by Financial Industry Regulatory Authority (“FINRA”). On August 7, 2025, the Board of Directors approved a further name change from Favo Capital, Inc. to Stewards, Inc. which FINRA approved on November 13, 2025. In connection with this name change, the Company changed its ticker symbol from “FAVO” to “SWRD”. The Company’s business has evolved since inception. Previously, the Company was an exploration stage company engaged in the search of mineral deposits that could be developed to a state of a commercially viable producing mine. It later transitioned into a private credit company that provides alternative financing solutions to small and medium-sized businesses (“SMB”) across the United States. The Company’s business model centers on direct and syndicated revenue-based funding solutions that address the capital needs of SMBs underserved by traditional lending institutions. In support of the private credit business, the Company has expanded its operations into real estate in 2025 through the acquisition of Block 40, LLC (“Block 40”), the owner and operator of 1818 Park, a mixed-use residential and commercial property located in Hollywood, Florida. The property includes multifamily, retail, and office components that generate rental income through lease agreements with a diversified tenant base. The addition of Block 40 marks the establishment of the Company’s real estate segment, through which the Company intends to own, operate, and potentially acquire income-producing properties as part of its long-term growth and diversification strategy.

Note 1 – Organization and basis of accounting

Favo Capital, Inc. was incorporated as Beeston Enterprises Ltd. (“the Company”) on July 12, 1999 under the laws of the State of Nevada. The Company changed its name to Favo Capital, Inc. on September 2, 2020, which was the market effective date established by the Financial Industry Regulatory Authority (“FINRA”). Previously, the Company was an exploration stage company engaged in the search of mineral deposits that could be developed to a state of a commercially viable producing mine. The Company is now a private credit company focused on providing alternative financing solutions to small and medium-sized businesses (SMBs) across the United States. The Company’s business model is centered around direct and syndicated Revenue Based Funding solutions that address the capital needs of SMBs underserved by traditional lending institutions.

On May 31, 2023, the Company entered into an acquisition agreement with the principals of FAVO Group LLC. As part of the acquisition, the principals of FAVO Group transferred 100% of their membership interest in Favo Group LLC, FAVO Group Human Resources, LLC, FAVO Funding LLC, Honeycomb Sub Fund LLC, FORE Funding LLC, FORE Funding CA LLC and FAVO Funding CA LLC into the Company. As consideration for the transfer, the Company agreed to pay a purchase price of $14,200,000 in cash, Senior Secured Notes and Common Stock. The Company raised the financing for this transaction by selling 18 million shares of its Series A Preferred Stock at $0.25 for total of $4,500,000. The $4,500,000 in cash has been paid to the principles of FAVO Group for the transfer of their membership. $2,500,000 of this was paid on the closing date of this transaction. The remaining $2,000,000 was paid as follows: $1,250,000 on August 31, 2023, and the remaining $750,000 on October 26, 2023.

On June 7, 2023, we filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase our authorized shares of preferred stock from 25,000,000 shares to 50,000,000 shares, par value $0.0001 per share. The Amendment did not increase our authorized shares of common stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On November 27, 2023, we filed with the Secretary of State of the State of Nevada a Certificate of Amendment to the Articles of Incorporation to increase our authorized shares of preferred stock from 50,000,000 shares to 100,000,000 shares, par value $0.0001 per share. The Amendment did not increase our authorized shares of common stock, which remained at 500,000,000 shares, par value $0.0001 per share.

On November 22, 2023, we elected to decrease our authorized shares of Series C preferred shares from 25,000,000 shares down to 18,750,000 shares.

On November 27, 2023, we elected to increase our authorized shares of Series A preferred shares from 20,000,000 shares up to 81,250,000 shares.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

Change in Accounting Principle

Accounting Pronouncement Not Yet Adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes - Improvements to Income Tax Disclosures. The amendments require enhanced disclosures in connection with an entity's effective tax rate reconciliation, income taxes paid disaggregated by jurisdiction, and clarification on uncertain tax positions and related statement impacts. The amendments are effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this amendment on its consolidated financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This amendment is expected to improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This information is not generally presented in the financial statements today. The amendments in this update do not change or remove current expense disclosure requirements.

This ASU is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this update should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of the new standard.

In July 2025, the FASB issued Accounting Standards Update 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets" ("ASU 2025-05"). ASU 2025-05 provides the option to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets. ASU 2025-05 is effective for the Company for fiscal years beginning after December 15, 2025 and interim periods within those fiscal years. The Company does not expect adoption of ASU 2025-05 to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued Accounting Standards Update 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software" ("ASU 2025-06"). ASU 2025-06 clarified and modernizes the accounting for costs related to internal-use software. The amendments in ASU 2025-06 remove all references to project stages throughout Subtopic 350-40 and clarify the threshold entities apply to begin capitalizing costs. ASU 2025-06 is effective for the Company for fiscal years beginning after December 15, 2027 and interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of ASU 2025-06 on its consolidated financial statements.

In July 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act of 2017, including 100% bonus depreciation, domestic research cost expensing and the business interest expense limitation, among other tax changes. Many of the tax provisions of the OBBBA are designed to accelerate tax deductions, which could lead to lower cash tax payments. The new legislation has multiple effective dates, with certain provisions effective in 2025 and others in the future. While the Company continues to assess the impact of the tax provisions of the OBBBA on its consolidated financial statements, the Company currently believes that the tax provisions of the legislation are not expected to have a material impact on the Company’s statement of operations and comprehensive loss.

Recently issued accounting guidance - not yet adopted:

In November 2024, the Financial Account Standards Board (FASB), issued Accounting Standards Update (ASU) 2024-04, Debt-Debt with Conversions and Other Option. ASU 2024-04 is intended to clarify requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. This ASU is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

On November 04, 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. ASU 2024-03 is effective for annual periods in fiscal years beginning after December 15, 2026, and interim periods thereafter. Early adoption is permitted. ASU 2024-03 applies on a prospective basis for periods beginning after the effective date. However, retrospective application to any or all prior periods presented is permitted. We are assessing the impact that ASU 2024-03 will have on our consolidated financial statements and disclosures, if any.

In March 2024, the United States Securities and Exchange Commission (SEC) issued Final Rulemaking Release No. 33-11275: The Enhancement and Standardization of Climate-Related Disclosures for Investors. This release is intended to improve consistency, completeness and transparency related to climate risks and events. The disclosure requirements related to this new rule will be phased in, and effective for the Company beginning in fiscal year 2027 on a prospective basis. The Company is currently evaluating the potential impact of this release on its financial statements and disclosures.

In March 2024, the Financial Account Standards Board (FASB), issued Accounting Standards Update (ASU) 2024-01, Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards.  This ASU intends to provide an illustrative example intended to demonstrate how entities that account for profits interest and similar awards would determine whether a profits interest award should be accounted for in accordance with Topic 718. This ASU is effective for all public entities for annual reporting periods beginning after December 15, 2024, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the potential impact of this guidance on its disclosures.

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In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances the annual income tax disclosures for the effective tax rate reconciliation and income taxes paid. The amendments are effective for public business entities, for annual periods beginning after December 15, 2024 and for annual periods beginning after December 15,2025 for all other entities. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 applies on a prospective basis to annual financial statements for periods beginning after the effective date. However, retrospective application in all prior periods presented is permitted. We are assessing the impact that ASU 2023-09 will have on our consolidated financial statements, if any.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. This ASU covers a variety of codification topics, and the effective date for each amendment will be the date on which the SEC‘s removal of that related disclosure from Regulation S-X or Regulation S-K becomes effective, with early adoption prohibited. The Company is currently evaluating the potential impact of this guidance on its disclosures.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Revenue Recognition

Revenue Recognition

The Company’s main source of revenue is through agreements for the purchase and sale of future receivables/receipts, commonly referred to as a Merchant Cash Advance. Under the contract, the Company will agree to purchase a specified amount of the customer’s future receipts/receivables (the “Purchased Amount”) at a discount, in return for providing the customer with upfront proceeds (the “Purchase Price”). The customer is then contractually required to pay the cash related to the future receivables/receipts based on an estimated period and agreed-upon % of the customer’s future receivables/receipts that the customer collects. The difference between the Purchased Amount that the customer will repay, and the discounted Purchase Price amount that the Company pays for the future receivables/receipts, is considered the “discount”, which reflects the significant collection risk incurred by the Company for its purchase of future receivables/receipts. These purchase of future receivables arrangements do not constitute a revenue contract under ASC 606 "Revenue from Contracts with Customers". Accordingly, the Company accounts for them in accordance with ASC 310 "Receivables"

The Company recognizes revenue on remittances collected by applying the contractual discount to allocate the remittance against the initial principal held as a receivable and revenue. All upfront income from fees, such as origination and processing fees are booked as income on a straight-line method over the initial period of the contract. The same applies to all direct costs incurred upon the execution of the contract, which primarily consists of commissions paid to the Company’s internal sales team or external partners for sourcing the contract.

As of December 31, 2024, and 2023, deferred commissions cost included within advance receivables was $842,924 and $919,280, respectively. Similarly, deferred origination fees included within account receivables was $192,033 and $335,679 as of December 31, 2024, and 2023, respectively.

Following table provides the revenue recognized from each offering

Revenue	December 31, 2024	December 31, 2023
MCAs Income and Fees	$10,225,976	$11,286,626
Brokerage Commissions	2,483,084	294,472
Management fee	44,874	—
Others	33,328	219,130
Total Revenue	$12,787,262	$11,800,228

Concentration of Credit Risk

Concentration of Credit Risk

Cash and cash equivalents consist of financial instruments that potentially subject the Company to a concentration of credit risk in the event of a default by the related financial institution holding the cash or securities, to the extent of the value recorded in the condensed consolidated balance sheets. The Company maintains its cash accounts in financial institutions with Federal depository insurance coverage (“FDIC”) of $250,000. The Company has not experienced losses on these accounts, and management believes that the Company is not exposed to significant risks on such accounts.

Fair Value Measurements

Fair Value of Financial Instruments

ASC 825, Disclosures About Fair Value of Financial Instruments, requires the disclosure of fair value information about financial instruments. ASC 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value in U.S. GAAP, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2025 and December 31, 2024.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - Quoted market prices available in active markets for identical assets or liabilities that the Company has access to at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from, or corroborated by, observable market data by correlation or other means (market-corroborated inputs).

Level 3 - Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability.

The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, advance receivables, accounts payable and accrued liabilities, deferred consideration, notes payable, and due to and from related parties. Fair values were assumed to approximate carrying values for these financial instruments due to their short-term maturities.

Fair Value of Financial Instruments

ASC 825, “Disclosures about Fair Value of Financial Instruments”, requires disclosure of fair value information about financial instruments. ASC 820, “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2024 and 2023.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 - Quoted market prices available in active markets for identical assets or liabilities that the Company has access to at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The respective carrying values of certain on-balance-sheet financial instruments approximate their fair values. These financial instruments include cash, accrued liabilities, convertible note, notes payable, due to and from related parties and advanced receivables. Fair values were assumed to approximate carrying values for these financial instruments due to their short-term maturities.

Income Taxes

Provision for Income Taxes

The Company accounts for income taxes in accordance with ASC 740 and other authoritative guidance utilizing the asset and liability method. This method requires the recognition of deferred assets or liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets or liabilities are calculated as the difference between the financial statements and the tax bases of assets and liabilities applying enacted tax rates in effect for the period in which the differences are expected to settle. The Company records deferred tax assets or liabilities when management determines it is more likely than not that the tax position will be sustained. A valuation allowance is required for deferred tax assets if, based on available evidence, it is more likely than not that all or some portion of the asset will not be realized due to the inability to generate sufficient taxable income in the period or of the character necessary to use the benefit of the deferred tax asset. On the basis of the evaluation, as of December 31, 2024, the Company has recorded a full valuation allowance against the Company’s net deferred tax asset.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The company has not identified any uncertain tax positions.

We recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

Use of Estimates in the Preparation of the Financial Statements

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and accompanying notes. Estimates and assumptions reflected in the condensed consolidated financial statements include, but are not limited to, revenue recognition, the useful lives and carrying value of long-lived assets, the provision for credit losses, share-based compensation, and income taxes. Actual results could differ from those estimates.

Estimates

The financial statements are prepared on the basis of accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of December 31, 2024 and 2023, and expenses for the years ended December 31, 2024 and 2023, and cumulative from inception. Actual results could differ from those estimates made by management.

Reclassifications

Reclassification

Certain prior year amounts have been reclassified to conform with the current year presentation. These reclassifications had no effect on the balance sheets or statements of operations and comprehensive loss.

Revenue Recognition

The Company’s main source of revenue is through agreements for the purchase and sale of future receivables/receipts, commonly referred to as a Merchant Cash Advance. Under the contract, the Company will agree to purchase a specified amount of the customer’s future receipts/receivables (the “Purchased Amount”) at a discount (the average discount being a factor of 1.4), in return for providing the customer with upfront proceeds (the “Purchase Price”). The customer is then contractually required to pay the cash related to the future receivables/receipts based on an estimated period which is dependent on the agreed-upon % of the customer’s future receivables/receipts that the customer collects until such time as the purchased receipts have been fully repaid. The average duration of a contract is currently between 8 -12 months. The difference between the Purchased Amount that the customer will repay, and the discounted Purchase Price amount that the Company pays for the future receivables/receipts, is considered the “discount”, which reflects the significant collection risk incurred by the Company for its purchase of future receivables/receipts. These purchase of future receipts arrangements do not constitute a revenue contract under ASC 606 "Revenue from Contracts with Customers". Accordingly, the Company accounts for them in accordance with ASC 310 "Receivables".

The Company recognizes revenue on remittances collected by applying the contractual discount to allocate the remittance against the initial principal held as a receivable and revenue. All upfront income from fees, such as origination and processing fees are booked as income on a straight-line method over the initial period of the contract. The same applies to all direct costs incurred upon the execution of the contract, which primarily consists of commissions paid to the Company’s internal sales team or external partners for sourcing the contract.

Following table provides the revenue recognized from each offering

September 30,
2024
Revenue
MCAs Income and Fees	$7,790,799
Brokerage Commissions	1,713,095
Management fee	17,074
Rental income	—
Others	45,603

Total Revenue	$9,566,571

September 30,
2025
Revenue
MCAs Income and Fees	$7,356,483
Brokerage Commissions	2,238,313
Management fee	98,857
Rental income	2,311,855
Others	8,626

Total Revenue	$12,014,133

Block 40 L L C 2023 [Member]
Organization and Nature of Operations

Organization and Nature of Operations

Block 40, LLC (the "Block 40"), a Florida limited liability company, is governed pursuant to its amended and restated operating agreement between Block 40 Managers, LLC (the "Manager"), Block 40 Investment Holdings, LLC (the "Founding Member"), Hollywood Circle Capital, LLC ("HCC"), and certain investing members consisting of foreign nationals participating through EB-5 private placement offerings. Block 40 was formed for the purpose of acquiring, developing, operating and leasing a mixed-use real estate project consisting of 273 residential rental apartment units and approximately 23,000 square feet of commercial retail space, located in Hollywood, Florida, known as 1818 Park (the "Property"). The Manager shall do all things reasonable for the purposes of operating and managing the Property for the benefit of the Block 40's investing members. The Manager, Founding Member, and HCC are related by virtue of common ownership and management.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of Block 40 and its wholly owned subsidiary Block 40 Property, LLC, collectively referred to as the Company. All material intercompany accounts and transactions have been eliminated in consolidation.

Change in Accounting Principle

Change in Accounting Principle

In June 2016, the Financial Accounting Standards Board issued guidance (FASB ASC 326) which changed how entities measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The most significant change in this standard is a shift from the incurred loss model to expected loss model. Financial assets held by the Company that are subject to the guidance in FASB ASC 326 were advances to affiliates and deminimus amounts of other income receivable. The Company adopted the standard effective January 1, 2023. The impact of the adoption was not considered material to the consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company recognizes its lease contract rental revenue, including lease and non- lease components, under the accounting framework of Accounting Standards Codification No.842, Leases ("ASC 842"), which are therefore excluded from the scope of ASU 2014-09, Revenues from Contracts with Customers (Topic 606) ("ASC 606"). The Company has elected to not separate lease and non-lease components, primarily related to reimbursable operating expenses, for its lessor arrangements, and the combined component is accounted for entirely under ASC 842. The Company's leases are classified as operating leases. To evaluate lease classification, the Company assesses the terms and conditions of the lease to determine the appropriate lease term. Options to extend the lease term are not included in the evaluation for lease classification or for recognition of rental revenue, unless the Company is reasonably certain the tenant will exercise its options. Evaluation of lease classification also requires an estimate of the residual value of the real estate at the end of the lease term. Tenant rents received in advance of the due date are classified as unearned rent. The Company presents revenues net of sales tax in its consolidated statement of operations.

Residential Rental Revenue

The Company leases residential apartment units with terms generally of one year or less. The lease agreements typically provide for base rent, other charges, if applicable, and a security deposit. Rent concessions and escalations, if any, are typically nominal. Residential rental revenue is recognized when rent is due from tenants in accordance with the leases on a straight-line basis.

Commercial Rental Revenue and Tenant Expense Recovery

Commercial rental revenue is recognized when rent is due from tenants in accordance with the leases, which are expected to have terms ranging from 5 to 10 years. For leases that provide rent concessions or fixed escalations over the lease term, rental income is recognized on a straight-line basis over the terms of the respective leases. Contingent rental revenue is recognized after the tenants' reported sales have exceeded the breakpoint established in the corresponding lease agreement. Certain operating expenses are reimbursed by commercial tenants and recognized as they are contractually billable in accordance with the terms of the leases, generally in the period in which such costs are incurred. Tenant expense recovery revenues are variable and considered non-lease components. The Company combines all its non-lease components, which were determined to have the same pattern of transfer as the related operating lease component, into a single combined lease component. The Company commenced commercial lease activity during 2023.

Other Operating Income

Other operating income is recognized in accordance with ASC 606, and principally represents amounts charged to tenants for late fees, pet fees, lease termination fees, damages, events, and other miscellaneous charges, which is recognized at a point in time, at the time the services are provided or when the tenant incurs the charge. In all cases, the transaction prices are fixed and representative in each case of a single performance obligation.

Rental Property

Rental Property

Rental property is recorded at cost, net of accumulated depreciation. Expenditures for major betterments and additions are charged to the asset accounts, while replacements, maintenance and repairs which do not improve or extend the lives of the respective assets are charged to expense as incurred.

Depreciation and Amortization

Depreciation

Depreciation is computed by the straight-line method using various rates based generally on the estimated useful lives of the assets. The estimated useful lives are typically as follows:

Building - Residential	27.5 years
Building - Commercial	39 years
Building and land improvements	15 years
Fixtures and personal property	5 to 7 years

Impairment of Long-Lived Assets

Impairment of Long Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized to the extent the carrying amount of the impaired asset exceeds fair value. Management's assessment of the recoverability of its rental property includes, but is not limited to, recent operating results, expected undiscounted net operating cash flow and management's plans for future operations.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, restricted cash and tenant receivables. From time to time, the Company maintains balances with financial institutions in excess of federally insured limits. As of December 31, 2023, the Company had approximately $2,194,000 of cash and restricted cash in excess of federally insured limits. Management of the Company performs ongoing credit evaluations of its tenants and requires tenants to provide security deposits. Although security deposits are typically insufficient to meet the terminal value of the tenant's lease obligation, they are a measure of good faith and a source of funds to offset the economic costs associated with lost rent and the costs associated with re-leasing the space in the event the tenant does not pay as agreed.

Restricted Cash

Restricted Cash

Restricted cash consists principally of tenant security deposits, lockbox accounts and escrow funds restricted to payment of real estate taxes and insurance, as required by the Company's lender.

Tenant Receivables

Tenant Receivables

Tenant receivables are uncollateralized tenant obligations due under normal lease terms, and include accrued tenant revenues as a result of base minimum rents in excess of actual tenant billings (straight-lining). The carrying amount of tenant receivables may be reduced by an allowance that reflects management's best estimate of the amounts that will not be collected. Management individually reviews all tenant receivable balances and, based on assessment of current credit worthiness, estimates the portion, if any, of the balance that will not be collected. The Company provides for and writes off specific accounts upon determination that such amounts will not be collected. No allowance for doubtful accounts was recorded as of December 31, 2023.

Advances To Affiliates

Advances To Affiliates

Amounts due from affiliates are stated at the outstanding balance of funds due for repayment of cash advances. The need for an allowance is evaluated by management on an on-going basis based on relevant circumstances. Management's estimate of the need for an allowance is derived from a review of the Company's historical losses and adjusted for management's assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. Management has not recorded a provision for credit losses as of December 31, 2023.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs consist principally of loan origination and related fees, and are amortized to interest and financing fees in the accompanying consolidated statement of operations on a straight-line basis over the term of the related debt, which approximates the effective interest method. Unamortized debt issuance costs are recorded as a reduction of the contractual principal balance of the related debt.

Tenant Security Deposits	Tenant Security Deposits The Company's leases typically require security deposits which are generally refunded or, if circumstances warrant, recognized as revenue, upon tenant vacancy.
Advertising Costs	Advertising Costs Advertising costs are charged to operations as incurred and are included in operating expenses. The amount charged for the year ended December 31, 2023 was approximately $325,000.
Derivative Financial Instruments

Derivative Financial Instruments

In the normal course of business, the Company is exposed to the effect of interest rate changes and uses a strategy to limit these risks through the use of derivatives, consisting of interest rate caps. The Company uses interest rate caps to reduce the impact that increases in interest rates will have on the Company's floating rate liabilities. The Company recognizes interest rate caps on the accompanying consolidated balance sheet at fair value. To determine the fair value of derivative instruments, the Company uses a variety of methods and assumptions that are based on market conditions as of the balance sheet date, such as discounted cash flows and option-pricing models. All methods of assessing fair value result in a general approximation of value and such value may never actually be realized or sustained. The Company has not designated any derivatives as hedges to qualify for hedge accounting for financial reporting purposes and fluctuations in the fair value of derivatives have been recognized as change in fair value of interest rate cap in the accompanying consolidated statement of operations. Payments received from interest rate cap counterparties are recognized as a reduction of interest expense in the consolidated statement of operations.

Fair Value Measurements

Fair Value Measurements

"Fair Value Measurements" as prescribed by the ASC, establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company's assets and liabilities.

The inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical assets and liabilities

Level 2 - observable inputs other than Level 1 process, such as quoted prices for similar assets or liabilities; quoted prices in active markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (including the Company's own assumptions in determining the fair values of assets and liabilities)

The following is a description of the valuation methodologies used for the Company's financial assets and liabilities measured at fair value on a recurring basis, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Interest rate cap - The fair value of the Company's interest rate caps are determined by using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates rose above the strike rate of the interest rate cap. The variable interest rates used in the calculation of projected receipts on the interest rate cap are based on a third-party expert's expectation of future interest rates derived from observable market interest rate curves and volatilities. This financial instrument is measured at fair value on a recurring basis, using Level 2 measurement inputs in the three-tier fair value hierarchy.

Income Taxes

Income Taxes

The Company is treated as a partnership for federal income tax purposes. Consequently, federal income taxes are not payable by the Company. Members are taxed individually on their share of the Company's earnings. The Company's net income or loss is allocated among the members in accordance with the operating agreement of the Company. No provision for income taxes is included in the accompanying consolidated financial statements.

Entities treated as a partnership for U.S. income tax purposes may be directly assessed for federal income taxes, interest and penalties arising from partnership audits and/or adjustments (the “Assessment”), rather than the owners of the entity being liable for the Assessment. Any such Assessment against the entity would impact the equity interests of current owners pro-rata at the time the Assessment is levied absent claw- back provisions to any former owners or other special allocation provisions within the entity’s governing documents

The Company assesses its tax positions in accordance with "Accounting for Uncertainties in Income Taxes" as prescribed by the Accounting Standards Codification, which provides guidance for financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a tax return for open tax years (generally a period of three years from the later of each return's due date or the date filed) that remain subject to examination by the Company's major tax jurisdictions.

The Company assesses its tax positions and determines whether it has any material unrecognized liabilities for uncertain tax positions. The Company records these liabilities to the extent it deems them more likely than not to be incurred. Interest and penalties related to uncertain tax positions, if any, would be classified as a component of income tax expense. The Company believes that it does not have any significant uncertain tax positions requiring recognition or measurement in the accompanying consolidated financial statements.

Use of Estimates in the Preparation of the Financial Statements

Use of Estimates in the Preparation of the Financial Statements

The preparation of the consolidated financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses for the year presented. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain components of 2022 members' equity have been reclassified to conform with 2023 presentation.
Block 40 L L C 2024 [Member]
Organization and Nature of Operations

Organization and Nature of Operations

Block 40, LLC (the "Block 40"), a Florida limited liability company, is governed pursuant to its amended and restated operating agreement between Block 40 Managers, LLC (the "Manager"), Block 40 Investment Holdings, LLC (the "Founding Member"), Hollywood Circle Capital, LLC ("HCC"), and certain investing members consisting of foreign nationals participating through EB-5 private placement offerings. Block 40 was formed for the purpose of acquiring, developing, operating and leasing a mixed-use real estate project consisting of 273 residential rental apartment units and approximately 23,000 square feet of commercial retail space, located in Hollywood, Florida, known as 1818 Park (the "Property"). The Manager shall do all things reasonable for the purposes of operating and managing the Property for the benefit of the Block 40's investing members. The Manager, Founding Member, and HCC are related by virtue of common ownership and management.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of Block 40 and its wholly owned subsidiary Block 40 Property, LLC, collectively referred to as the Company. All material intercompany accounts and transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition

The Company recognizes its lease contract rental revenue, including lease and non lease components, under the accounting framework of Accounting Standards Codification No.842, Leases ("ASC 842"), which are therefore excluded from the scope of ASU 2014-09, Revenues from Contracts with Customers (Topic 606) ("ASC 606"). The Company has elected to not separate lease and non-lease components, primarily related to reimbursable operating expenses, for its lessor arrangements, and the combined component is accounted for entirely under ASC 842. The Company's leases are classified as operating leases. To evaluate lease classification, the Company assesses the terms and conditions of the lease to determine the appropriate lease term. Options to extend the lease term are not included in the evaluation for lease classification or for recognition of rental revenue, unless the Company is reasonably certain the tenant will exercise its options. Evaluation of lease classification also requires an estimate of the residual value of the real estate at the end of the lease term. Tenant rents received in advance of the due date are classified as unearned rent. The Company presents revenues net of sales tax in its consolidated statement of operations.

Residential Rental

The Company leases residential apartment units with terms generally of one year or less. The lease agreements typically provide for base rent, other charges, if applicable, and a security deposit. Rent concessions and escalations, if any, are typically nominal. Residential rental income is recognized when rent is due from tenants in accordance with the leases on a straight-line basis.

Commercial Rental and Tenant Expense Recovery

Commercial rental income is recognized when rent is due from tenants in accordance with the leases, which are expected to have terms ranging from 5 to 10 years. For leases that provide rent concessions or fixed escalations over the lease term, rental income is recognized on a straight-line basis over the terms of the respective leases. Contingent rental income is recognized after the tenants' reported sales have exceeded the breakpoint established in the corresponding lease agreement. Certain operating expenses are reimbursed by commercial tenants and recognized as they are contractually billable in accordance with the terms of the leases, generally in the period in which such costs are incurred. Tenant expense recoveries are variable and considered non-lease components. The Company combines all its non-lease components, which were determined to have the same pattern of transfer as the related operating lease component, into a single combined lease component.

Other Operating Income

Other operating income is recognized in accordance with ASC 606, and principally represents amounts charged to tenants for late fees, pet fees, termination fees, damages, events, and other miscellaneous charges. These charges are recognized at a point in time, at the time the services are provided or when the tenant incurs the charge. In all cases, the transaction prices are fixed and representative in each case of a single performance obligation.

Rental Property

Rental Property

Rental property is recorded at cost, net of accumulated depreciation. Expenditures for major betterments and additions are charged to the asset accounts, while replacements, maintenance and repairs which do not improve or extend the lives of the respective assets are charged to expense as incurred.

Depreciation and Amortization

Depreciation and Amortization

Depreciation and amortization are computed by the straight-line method using various rates based generally on the estimated useful lives of the assets. Amortization of tenant improvements is computed on the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the leases. The estimated useful lives are typically as follows:

Building - Residential	27.5 years
Building - Commercial	39 years
Building and land improvements	15 years
Fixtures and personal property	5 to 7 years
Tenant improvements	Shorter of estimated life or lease term

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized to the extent the carrying amount of the impaired asset exceeds fair value. Management's assessment of the recoverability of its rental property includes, but is not limited to, recent operating results, expected undiscounted net operating cash flow and management's plans for future operations.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, restricted cash and tenant receivables. From time to time, the Company maintains balances with financial institutions in excess of federally insured limits. As of December 31, 2024, the Company had approximately $2,914,000 of cash and restricted cash in excess of federally insured limits. Management of the Company performs ongoing credit evaluations of its tenants and requires tenants to provide security deposits. Although security deposits are typically insufficient to meet the terminal value of the tenant's lease obligation, they are a measure of good faith and a source of funds to offset the economic costs associated with lost rent and the costs associated with re-leasing the space in the event the tenant does not pay as agreed.

Restricted Cash

Restricted Cash

Restricted cash consists principally of tenant security deposits, lockbox accounts and escrow funds restricted to payment of real estate taxes and insurance, as required by the Company's lender.

Tenant Receivables

Tenant Receivables

Tenant receivables are uncollateralized tenant obligations due under normal lease terms, and include accrued tenant revenues as a result of base minimum rents in excess of actual tenant billings (straight-lining). The carrying amount of tenant receivables may be reduced by an allowance that reflects management's best estimate of the amounts that will not be collected. Management individually reviews all tenant receivable balances and, based on assessment of current credit worthiness, estimates the portion, if any, of the balance that will not be collected. The Company provides for and writes off specific accounts upon determination that such amounts will not be collected. No allowance was recorded as of December 31, 2024.

Advances To Affiliates

Advances To Affiliates

Amounts due from affiliates are stated at the outstanding balance of funds due for repayment of cash advances. The need for an allowance is evaluated by management on an on-going basis based on relevant circumstances. Management's estimate of the need for an allowance is derived from a review of the Company's historical losses and adjusted for management's assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. Management has not recorded a provision for credit losses as of December 31, 2024.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs consist principally of loan origination and related fees, and are amortized to interest and financing fees in the accompanying consolidated statement of operations on a straight-line basis over the term of the related debt, which approximates the effective interest method. Unamortized debt issuance costs are recorded as a reduction of the contractual principal balance of the related debt. As of December 31, 2024, the Company's debt issuance costs were fully amortized.

Tenant Security Deposits	Tenant Security Deposits The Company's leases typically require security deposits which are generally refunded or, if circumstances warrant, recognized as revenue, upon tenant vacancy.
Advertising Costs	Advertising Costs Advertising costs are charged to operations as incurred and are included in operating expenses. The amount charged for the year ended December 31, 2024 was approximately $319,000.
Derivative Financial Instruments

Derivative Financial Instruments

In the normal course of business, the Company is exposed to the effect of interest rate changes and uses a strategy to limit these risks through the use of derivatives, consisting of interest rate caps. The Company uses interest rate caps to reduce the impact that increases in interest rates will have on the Company's floating rate liabilities. The Company recognizes interest rate caps on the accompanying consolidated balance sheet at fair value. To determine the fair value of derivative instruments, the Company uses a variety of methods and assumptions that are based on market conditions as of the balance sheet date, such as discounted cash flows and option-pricing models. All methods of assessing fair value result in a general approximation of value and such value may never actually be realized or sustained. The Company has not designated any derivatives as hedges to qualify for hedge accounting for financial reporting purposes and fluctuations in the fair value of derivatives have been recognized as change in fair value of interest rate cap in the accompanying consolidated statement of operations. Payments received from interest rate cap counterparties are recognized as a reduction of interest expense in the consolidated statement of operations. The Company's interest rate cap terminated during the year ended December 31, 2024, and the Company held no derivative instruments as of consolidated balance sheet date.

Income Taxes

Income Taxes

The Company is treated as a partnership for federal income tax purposes. Consequently, federal income taxes are not payable by the Company. Members are taxed individually on their share of the Company's earnings. The Company's net income or loss is allocated among the members in accordance with the operating agreement of the Company. No provision for income taxes is included in the accompanying consolidated financial statements.

Entities treated as a partnership for U.S. income tax purposes may be directly assessed for federal income taxes, interest and penalties arising from partnership audits and/or adjustments (the "Assessment"), rather than the owners of the entity being liable for the Assessment. Any such Assessment against the entity would impact the equity interests of current owners pro-rata at the time the Assessment is levied absent claw back provisions to any former owners or other special allocation provisions within the entity's governing documents.

The Company assesses its tax positions in accordance with "Accounting for Uncertainties in Income Taxes" as prescribed by the Accounting Standards Codification, which provides guidance for financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a tax return for open tax years (generally a period of three years from the later of each return's due date or the date filed) that remain subject to examination by the Company's major tax jurisdictions.

The Company assesses its tax positions and determines whether it has any material unrecognized liabilities for uncertain tax positions. The Company records these liabilities to the extent it deems them more likely than not to be incurred. Interest and penalties related to uncertain tax positions, if any, would be classified as a component of income tax expense. The Company believes that it does not have any significant uncertain tax positions requiring recognition or measurement in the accompanying consolidated financial statements.

Use of Estimates in the Preparation of the Financial Statements

Use of Estimates in the Preparation of the Financial Statements

The preparation of the consolidated financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses for the year presented. Actual results could differ from those estimates.